Other Balance Sheet Information (Tables)	12 Months Ended
Jan. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Schedule of Comparative Detailed Information about Other Current Assets

The table below presents comparative detailed information about other current assets at January 31, 2017 and 2016:

	January 31,	January 31,
(in thousands)	2017	2016
Other current assets:
Income taxes receivable	$5,524	$6,411
Assets held for sale	4,735	2,135
Prepaid insurance	1,801	1,600
Restricted deposits	—	3,466
Other	4,691	6,658
Total	$16,751	$20,270

Schedule of Comparative Detailed Information about Other Non-current Assets

The table below presents comparative detailed information about other non-current assets at January 31, 2017 and 2016:

	January 31,	January 31,
(in thousands)	2017	2016
Other non-current assets:
Contingent consideration receivable	$4,244	$4,244
Deferred income taxes	242	880
Deferred financing fees, net	1,833	2,675
Long-term retainage	—	87
Other	5,195	6,680
Total	$11,514	$14,566

Schedule of Comparative Detailed Information about Other Current Liabilities

The table below presents comparative detailed information about other current liabilities at January 31, 2017 and 2016:

	January 31,	January 31,
(in thousands)	2017	2016
Other current liabilities:
Current maturities of long-term debt	$9	$88
Reserve for assets held for sale(1)	12,431	—
Accrued compensation	13,364	14,988
Accrued insurance	12,206	12,093
Income taxes payable	9,088	8,584
Other accrued expenses	16,954	26,473
Total	$64,052	$62,226

(1)

Reserve for assets held for sale represents the impairment of assets held for sale in Australia and Africa. In calculating the impairment, the carrying amount of the assets included the cumulative currency translation adjustment related to our Australian and African entities.